Note 13 - Stockholders' Equity - Unvested Restricted Stock (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unvested, shares (in shares)	2,357,073	1,857,248	1,796,115
Granted, shares (in shares)	2,052,542	1,538,407	1,316,120
Forfeited, shares (in shares)	(245,736)	(130,450)	(336,060)
Vested	(1,150,382)	(908,132)	(918,927)
Unvested, shares (in shares)	3,013,497	2,357,073	1,857,248
Unvested, weighted average fair value per share (in dollars per share)	$ 4.76	$ 4.28	$ 4.23
Granted (unvested), weighted average fair value per share (in dollars per share)	5.86	5.17	5.05
Forfeited, weighted average fair value per share (in dollars per share)	5.29	5	4.9
Distributed (vested), weighted average fair value per share (in dollars per share)	4.75	4.45	5.05
Unvested, weighted average fair value per share (in dollars per share)	$ 5.47	$ 4.76	$ 4.28